Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Company's Revenue	The following table presents the Company’s revenue disaggregated by source for the periods presented:
	Six months ended June 30
	2025	2024
	U.S. dollars in thousands
Web data collection
SaaS revenue:
IPPN solutions	14,418	16,551
Data Collection solutions	1,250	200
Total SaaS revenue	15,668	16,751
Total web data collection revenue	15,668	16,751
Other revenue	256	509
Total revenue	15,924	17,260